SUPPLEMENTAL FINANCIAL INFORMATION Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
OTHER NONCURRENT LIABILITIES
Pension benefits	$ 6,027	$ 5,684
Other postretirement benefits	1,713	3,270
Uncertain tax positions	2,002	2,245
Other Non-Current Liabilities	837	891
Total Liabilities, Noncurrent	10,579	12,090
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	3,122	2,880
Compensation expenses	1,665	1,660
Restructuring Reserve	323	343
Taxes payable	817	414
Legal and environmental	374	264
Other	2,527	2,728
TOTAL	$ 8,828	$ 8,289